Consolidated income statement - Parenthetical (Details) £ in Billions	6 Months Ended
Jun. 30, 2023 GBP (£)
– France
Disclosure Of Analysis Of Income And Expense [Line Items]
Reversal of impairment loss recognised in profit or loss	£ 1.7